3. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 104,188	$ 91,847	$ 182,089	$ 219,552
Loss on disposal of equipment	$ 0	$ 0	$ (18,399)	$ (945)